Leases (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Payments	$ 435,197	$ 147,424
Principal payments	372,154	117,125
Interest Payment	$ 63,043	$ 30,299